RELATED PARTIES TRANSACTIONS (Details) - CAD	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Related Parties Transactions Details
Management Fees	CAD 30,000	CAD 15,000	CAD 75,000	CAD 45,000